Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Assets
Cash and cash equivalents	$ 12,227,380	$ 25,919,945
Restricted cash	2,947,556	12,777,148
Receivables from broker-dealers and clearing organizations	12,023,559	4,002,982
Receivables from customers	496,823	3,510,142
Loans receivable, net	12,306,331	4,654,635
Securities owned, at fair value	531,189	946,619
Foreign currency forward contracts		468,919
Fixed assets, net	434,024	458,503
Intangible assets, net	64,268	63,890
Right-of-use assets	269,664	59,689
Long-term investments	3,647,784	2,004,204
Deposit for long-term investment	500,000
Available-for-sale investments	968,398	991,862
Income tax recoverable		78,111
Other assets	382,782	158,106
Total assets	46,799,758	57,642,843
Liabilities and shareholders’ equity
Payable to customers	10,097,213	10,256,270
Payable to holders of structured notes		6,139,179
Income tax payable	67,775
Accrued expenses and other liabilities	598,264	651,663
Lease liabilities	270,866	64,826
Total liabilities	11,914,454	17,111,938
Commitments and contingencies
Shareholders’ Equity
Additional paid-in capital	28,976,144	28,903,950
Retained earnings	5,744,465	11,713,813
Accumulated other comprehensive income (loss)	127,649	(123,875)
Total shareholders’ equity	34,885,304	40,530,905
Total liabilities and shareholders’ equity	46,799,758	57,642,843
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	37,046	37,017
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value
Related Party
Assets
Loan receivable due from a related party, net		1,548,088
Liabilities and shareholders’ equity
Payable to customers – a related party	$ 880,336